property, plant and equipment (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
property, plant and equipment
Property, plant and equipment at beginning of period			$ 12,091
Depreciation	$ 470	$ 411	940	$ 822
Property, plant and equipment at end of period	13,549		13,549
Contractual commitments for the acquisition of property, plant and equipment	165		165		$ 177
IFRS 16 effects
property, plant and equipment
IFRS 16, Leases transitional amount					(57)
Depreciation	46		94
Owned assets
property, plant and equipment
Property, plant and equipment at beginning of period			12,091
Property, plant and equipment at end of period	12,287		12,287
Owned assets | Network assets
property, plant and equipment
Property, plant and equipment at beginning of period			9,656
Property, plant and equipment at end of period	9,822		9,822
Owned assets | Buildings and leasehold improvements
property, plant and equipment
Property, plant and equipment at beginning of period			1,223
Property, plant and equipment at end of period	1,220		1,220
Owned assets | Other
property, plant and equipment
Property, plant and equipment at beginning of period			385
Property, plant and equipment at end of period	431		431
Owned assets | Land
property, plant and equipment
Property, plant and equipment at beginning of period			48
Property, plant and equipment at end of period	48		48
Owned assets | Assets under construction
property, plant and equipment
Property, plant and equipment at beginning of period			779
Property, plant and equipment at end of period	766		766
Right-of-use lease assets
property, plant and equipment
Property, plant and equipment at end of period	1,262		1,262
Right-of-use lease assets | Network assets
property, plant and equipment
Property, plant and equipment at end of period	166		166
Right-of-use lease assets | Real estate
property, plant and equipment
Property, plant and equipment at end of period	1,069		1,069
Impairment of assets			5
Right-of-use lease assets | Other
property, plant and equipment
Property, plant and equipment at end of period	27		27
Cost/Gross amount
property, plant and equipment
Property, plant and equipment at beginning of period			36,271
Additions			1,357
Additions arising from business acquisitions			43
Dispositions, retirements and other			(584)
Net foreign exchange differences			(8)
Property, plant and equipment at end of period	37,079		37,079
Cost/Gross amount | As previously reported
property, plant and equipment
Property, plant and equipment at beginning of period			35,230
Cost/Gross amount | IFRS 16 effects
property, plant and equipment
IFRS 16, Leases transitional amount					1,041
Cost/Gross amount | Owned assets
property, plant and equipment
Property, plant and equipment at beginning of period			35,128
Reclassification arising from implementation of IFRS 16					(102)
Additions			1,125
Additions arising from business acquisitions			39
Dispositions, retirements and other			(578)
Property, plant and equipment at end of period	35,714		35,714
Cost/Gross amount | Owned assets | As previously reported
property, plant and equipment
Property, plant and equipment at beginning of period			35,230
Cost/Gross amount | Owned assets | Network assets
property, plant and equipment
Property, plant and equipment at beginning of period			29,855
Reclassification arising from implementation of IFRS 16					(101)
Additions			445
Additions arising from business acquisitions			36
Dispositions, retirements and other			(447)
Assets under construction put into service	517		517
Property, plant and equipment at end of period	30,406		30,406
Cost/Gross amount | Owned assets | Network assets | As previously reported
property, plant and equipment
Property, plant and equipment at beginning of period			29,956
Cost/Gross amount | Owned assets | Buildings and leasehold improvements
property, plant and equipment
Property, plant and equipment at beginning of period			3,273
Additions			15
Dispositions, retirements and other			(91)
Assets under construction put into service	44		44
Property, plant and equipment at end of period	3,241		3,241
Cost/Gross amount | Owned assets | Buildings and leasehold improvements | As previously reported
property, plant and equipment
Property, plant and equipment at beginning of period			3,273
Cost/Gross amount | Owned assets | Other
property, plant and equipment
Property, plant and equipment at beginning of period			1,173
Reclassification arising from implementation of IFRS 16					(1)
Additions			67
Additions arising from business acquisitions			3
Dispositions, retirements and other			(40)
Assets under construction put into service	50		50
Property, plant and equipment at end of period	1,253		1,253
Cost/Gross amount | Owned assets | Other | As previously reported
property, plant and equipment
Property, plant and equipment at beginning of period			1,174
Cost/Gross amount | Owned assets | Land
property, plant and equipment
Property, plant and equipment at beginning of period			48
Property, plant and equipment at end of period	48		48
Cost/Gross amount | Owned assets | Land | As previously reported
property, plant and equipment
Property, plant and equipment at beginning of period			48
Cost/Gross amount | Owned assets | Assets under construction
property, plant and equipment
Property, plant and equipment at beginning of period			779
Additions			598
Assets under construction put into service	(611)		(611)
Property, plant and equipment at end of period	766		766
Cost/Gross amount | Owned assets | Assets under construction | As previously reported
property, plant and equipment
Property, plant and equipment at beginning of period			779
Cost/Gross amount | Right-of-use lease assets
property, plant and equipment
Property, plant and equipment at beginning of period			1,143
Reclassification arising from implementation of IFRS 16					102
Additions			232
Additions arising from business acquisitions			4
Dispositions, retirements and other			(6)
Net foreign exchange differences			(8)
Property, plant and equipment at end of period	1,365		1,365
Cost/Gross amount | Right-of-use lease assets | IFRS 16 effects
property, plant and equipment
IFRS 16, Leases transitional amount					1,041
Cost/Gross amount | Right-of-use lease assets | Network assets
property, plant and equipment
Property, plant and equipment at beginning of period			101
Reclassification arising from implementation of IFRS 16					101
Additions			71
Dispositions, retirements and other			(1)
Property, plant and equipment at end of period	171		171
Cost/Gross amount | Right-of-use lease assets | Real estate
property, plant and equipment
Property, plant and equipment at beginning of period			1,011
Additions			156
Additions arising from business acquisitions			4
Dispositions, retirements and other			(5)
Net foreign exchange differences			(8)
Property, plant and equipment at end of period	1,158		1,158
Cost/Gross amount | Right-of-use lease assets | Real estate | IFRS 16 effects
property, plant and equipment
IFRS 16, Leases transitional amount					1,011
Cost/Gross amount | Right-of-use lease assets | Other
property, plant and equipment
Property, plant and equipment at beginning of period			31
Reclassification arising from implementation of IFRS 16					1
Additions			5
Property, plant and equipment at end of period	36		36
Cost/Gross amount | Right-of-use lease assets | Other | IFRS 16 effects
property, plant and equipment
IFRS 16, Leases transitional amount					30
Accumulated depreciation
property, plant and equipment
Property, plant and equipment at beginning of period			23,139
Depreciation			940
Dispositions, retirements and other			(549)
Property, plant and equipment at end of period	23,530		23,530
Accumulated depreciation | IFRS 16 effects
property, plant and equipment
Property, plant and equipment at beginning of period			(23,139)
Accumulated depreciation | Owned assets
property, plant and equipment
Property, plant and equipment at beginning of period			23,138
Reclassification arising from implementation of IFRS 16					(1)
Depreciation			842
Dispositions, retirements and other			(553)
Property, plant and equipment at end of period	23,427		23,427
Accumulated depreciation | Owned assets | IFRS 16 effects
property, plant and equipment
Property, plant and equipment at beginning of period			(23,139)
Accumulated depreciation | Owned assets | Network assets
property, plant and equipment
Property, plant and equipment at beginning of period			20,299
Reclassification arising from implementation of IFRS 16					(1)
Depreciation			721
Dispositions, retirements and other			(436)
Property, plant and equipment at end of period	20,584		20,584
Accumulated depreciation | Owned assets | Network assets | IFRS 16 effects
property, plant and equipment
Property, plant and equipment at beginning of period			(20,300)
Accumulated depreciation | Owned assets | Buildings and leasehold improvements
property, plant and equipment
Property, plant and equipment at beginning of period			2,050
Depreciation			59
Dispositions, retirements and other			(88)
Property, plant and equipment at end of period	2,021		2,021
Accumulated depreciation | Owned assets | Buildings and leasehold improvements | IFRS 16 effects
property, plant and equipment
Property, plant and equipment at beginning of period			(2,050)
Accumulated depreciation | Owned assets | Other
property, plant and equipment
Property, plant and equipment at beginning of period			789
Depreciation			62
Dispositions, retirements and other			(29)
Property, plant and equipment at end of period	822		822
Accumulated depreciation | Owned assets | Other | IFRS 16 effects
property, plant and equipment
Property, plant and equipment at beginning of period			(789)
Accumulated depreciation | Right-of-use lease assets
property, plant and equipment
Property, plant and equipment at beginning of period			1
Reclassification arising from implementation of IFRS 16					1
Depreciation			98
Dispositions, retirements and other			4
Property, plant and equipment at end of period	103		103
Accumulated depreciation | Right-of-use lease assets | Network assets
property, plant and equipment
Property, plant and equipment at beginning of period			1
Reclassification arising from implementation of IFRS 16					$ 1
Depreciation			4
Property, plant and equipment at end of period	5		5
Accumulated depreciation | Right-of-use lease assets | Real estate
property, plant and equipment
Depreciation			89
Property, plant and equipment at end of period	89		89
Accumulated depreciation | Right-of-use lease assets | Other
property, plant and equipment
Depreciation			5
Dispositions, retirements and other			4
Property, plant and equipment at end of period	$ 9		$ 9